John Hancock
ESG International Equity Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 100.6%		$92,337,466
(Cost $67,789,553)
Australia 2.3%		2,144,126
CSL, Ltd.	4,729	816,429
Macquarie Group, Ltd.	8,975	1,327,697
Brazil 2.5%		2,287,893
Itau Unibanco Holding SA, ADR	191,515	1,110,787
WEG SA	124,983	1,177,106
Canada 1.6%		1,503,564
Canadian Pacific Kansas City, Ltd.	18,889	1,503,564
China 5.8%		5,367,827
BYD Company, Ltd., H Shares	55,194	1,939,538
China Merchants Bank Company, Ltd., H Shares	242,275	1,332,534
Ping An Insurance Group Company of China, Ltd., H Shares	223,627	1,259,173
Tencent Holdings, Ltd.	15,900	836,582
Denmark 2.5%		2,274,566
Novo Nordisk A/S, Class B	21,900	1,848,901
Vestas Wind Systems A/S (A)	30,947	425,665
France 7.3%		6,731,324
AXA SA	57,348	2,175,618
Rexel SA	40,482	1,071,715
Schneider Electric SE	10,450	2,650,375
Veolia Environnement SA	29,215	833,616
Germany 11.6%		10,660,357
Beiersdorf AG	7,092	948,723
Deutsche Telekom AG	116,708	3,915,424
Gerresheimer AG	2,351	164,664
Hannover Rueck SE	6,390	1,683,690
Mercedes-Benz Group AG	15,246	927,567
SAP SE	10,960	3,020,289
India 1.7%		1,531,160
HDFC Bank, Ltd., ADR	25,250	1,531,160
Indonesia 1.3%		1,174,447
Bank Rakyat Indonesia Persero Tbk PT	4,548,114	1,174,447
Ireland 2.5%		2,290,590
James Hardie Industries PLC, CHESS Depositary Interest (A)	30,737	1,033,106
Kerry Group PLC, Class A	3,470	356,340
Kerry Group PLC, Class A (London Stock Exchange)	8,685	901,144
Italy 3.3%		3,022,911
Intesa Sanpaolo SpA	295,029	1,276,981
Prysmian SpA	25,100	1,745,930
Japan 12.8%		11,738,504
Ajinomoto Company, Inc.	23,600	946,062
Hoya Corp.	7,503	1,007,548
Keisei Electric Railway Company, Ltd.	97,000	925,105
Kurita Water Industries, Ltd.	27,951	973,508
Kyowa Kirin Company, Ltd.	48,700	725,713
Mitsubishi Electric Corp.	57,700	945,759
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	148,700	$1,880,520
ORIX Corp.	70,904	1,497,693
Sony Group Corp.	66,205	1,461,101
T&D Holdings, Inc.	72,300	1,375,495
Netherlands 5.2%		4,754,556
ASM International NV	1,459	846,487
ASML Holding NV	1,596	1,180,659
ING Groep NV	96,933	1,611,111
Koninklijke Ahold Delhaize NV	31,490	1,116,299
Philippines 1.2%		1,086,361
BDO Unibank, Inc.	461,468	1,086,361
Singapore 7.3%		6,654,574
Oversea-Chinese Banking Corp., Ltd.	233,121	2,973,409
Singapore Telecommunications, Ltd.	629,100	1,537,121
Trip.com Group, Ltd., ADR (A)	30,555	2,144,044
South Africa 2.0%		1,871,541
Naspers, Ltd., N Shares	8,877	1,871,541
South Korea 3.5%		3,229,541
HD Hyundai Electric Company, Ltd.	2,725	761,374
Hyundai Motor Company	6,600	928,945
SK Hynix, Inc.	11,433	1,539,222
Spain 1.6%		1,460,743
Industria de Diseno Textil SA	26,911	1,460,743
Sweden 1.3%		1,208,998
Atlas Copco AB, B Shares	81,323	1,208,998
Switzerland 4.2%		3,857,838
Cie Financiere Richemont SA, A Shares	5,068	979,739
Novartis AG	14,530	1,520,955
Roche Holding AG	4,317	1,357,144
Taiwan 8.5%		7,767,902
Airtac International Group	27,000	704,066
Delta Electronics, Inc.	105,858	1,379,335
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	27,157	5,684,501
United Kingdom 10.6%		9,718,143
Ashtead Group PLC	11,511	750,192
AstraZeneca PLC	13,312	1,868,673
ConvaTec Group PLC (B)	335,810	1,023,862
RELX PLC	19,952	990,742
SSE PLC	64,417	1,297,710
Taylor Wimpey PLC	406,785	602,446
The Sage Group PLC	62,524	1,039,113
Unilever PLC	37,479	2,145,405

Total investments (Cost $67,789,553) 100.6%	$92,337,466
Other assets and liabilities, net (0.6%)	(590,073)
Total net assets 100.0%	$91,747,393

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of total investments on 1-31-25:
Financials	25.2%
Industrials	17.2%
Information technology	15.9%
Consumer discretionary	13.3%
Health care	11.2%
Consumer staples	7.0%
Communication services	6.8%
Utilities	2.3%
Materials	1.1%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$2,144,126	—	$2,144,126	—
Brazil	2,287,893	$2,287,893	—	—
Canada	1,503,564	1,503,564	—	—
China	5,367,827	—	5,367,827	—
Denmark	2,274,566	—	2,274,566	—
France	6,731,324	—	6,731,324	—
Germany	10,660,357	—	10,660,357	—
India	1,531,160	1,531,160	—	—
Indonesia	1,174,447	—	1,174,447	—
Ireland	2,290,590	—	2,290,590	—
Italy	3,022,911	—	3,022,911	—
Japan	11,738,504	—	11,738,504	—
Netherlands	4,754,556	—	4,754,556	—
Philippines	1,086,361	—	1,086,361	—
Singapore	6,654,574	2,144,044	4,510,530	—
South Africa	1,871,541	—	1,871,541	—
South Korea	3,229,541	—	3,229,541	—
Spain	1,460,743	—	1,460,743	—
Sweden	1,208,998	—	1,208,998	—
|	5

	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$3,857,838	—	$3,857,838	—
Taiwan	7,767,902	$5,684,501	2,083,401	—
United Kingdom	9,718,143	—	9,718,143	—
Total investments in securities	$92,337,466	$13,151,162	$79,186,304	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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